Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Opening balance	$ 769,058	$ 616,088
Current period acquisitions (Note 6)	0	129,222
Prior period acquisitions (Note 6)	(627)	1,393
Foreign exchange movement	8,038	22,355
Closing balance	$ 776,469	$ 769,058